CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UiTV Media Inc. - Additional Information (Details) - ITV - USD ($) $ in Millions			12 Months Ended			37 Months Ended
	Jun. 21, 2012	Oct. 16, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Payments to acquire investments		$ 30.0
Aggregate cash consideration		$ 20.0
Interest owned after transaction		75.00%
Percentage of ownership lost	49.00%
Common Stock
Aggregate purchase price		$ 10.0
Series A preferred stock
Equity in net loss of affiliated companies				$ 5.3	$ 9.6
Loss from equity method investment (as a percent)				49.00%	49.00%
Convertible bonds of private company
Payment to acquire available-for-sale debt securities						$ 35.1
Interest rate of debt securities (as a percent)			6.50%			6.50%
Equity in net loss of affiliated companies			$ 14.0	$ 3.6
Loss from equity method investment (as a percent)			100.00%	100.00%
Amount invested			$ 0.0			$ 0.0
Investment impairment			$ 6.0	$ 2.4	$ 9.1